BUSINESS COMBINATIONS (Details) £ in Millions		12 Months Ended
	Jul. 17, 2020 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 GBP (£)
BUSINESS COMBINATIONS
Purchase consideration			$ 4,700,000	£ 3.6
Less: Acquired liabilities
Difference between the purchase consideration and the total of net assets acquired	$ 25,190,856
Entrepreneur Resorts
BUSINESS COMBINATIONS
Voting interest acquired (in percent)	97.80%	97.80%
Purchase consideration	$ 30,997,810	$ 30,997,810
Consideration made up of shares	30,997,810	30,997,810
Summary of the allocation of the purchase consideration to the fair value of the assets and liabilities associated with Entrepreneur Resorts at acquisition
Cash and cash equivalents	1,376,396	1,376,396
Accounts receivable, net	196,434	196,434
Due from related parties	3,171	3,171
Inventories	157,927	157,927
Prepaid expenses and other current assets	613,164	613,164
Property and equipment, net	6,865,544	6,865,544
Operating lease right-of-use asset	1,740,083	1,740,083
Other intangible assets	67,849	67,849
Goodwill	1,209,953	1,209,953
Total acquired assets	12,230,521	12,230,521
Less: Acquired liabilities
Accounts payable	56,490	56,490
Accrued expenses and other current liabilities	1,013,665	1,013,665
Deferred revenue	564,215	564,215
Operating lease liabilities - current portion	519,740	519,740
Deferred tax liability	607,270	607,270
Operating lease liabilities - non-current portion	1,311,110	1,311,110
Loans payable - non-current portion	1,000,000	1,000,000
Convertible debt obligations	1,220,450	1,220,450
Total acquired liabilities	6,292,940	6,292,940
Net assets	5,937,581	5,937,581
Net assets acquired - 97.8% controlling interest	$ 5,806,954	5,806,954
Difference between the purchase consideration and the total of net assets acquired		$ 25,190,856